Vessels - Acquisitions and Sales (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Apr. 11, 2018	Oct. 21, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels			$ 0	$ 17,136	$ 51,550
Gain/(loss) on sale of vessels			$ 0	$ (364)	$ (3,860)
VLCC tanker Millennium
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels	$ 17,136
Gain/(loss) on sale of vessels	$ (364)
Mediterranean Voyager
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels		$ 51,980